Inventories (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Oct. 02, 2011
Unroasted coffee	$ 711.3	$ 431.3
Roasted coffee	222.2	246.5
Other merchandise held for sale	181.6	150.8
Packaging and other supplies	126.4	137.2
Total	1,241.5	965.8
Amount of coffee committed to be purchased under fixed-price contracts	557
Amount of coffee committed to be purchased under price-to-be-fixed contracts	297
Coffee [Member]
Notional amounts of outstanding derivative contracts	$ 125	$ 66